Capital management policies and procedures (Tables)	12 Months Ended
Dec. 31, 2020
Capital management policies and procedures [Abstract]
Capital Management Summary
As of December 31, 2020, and 2019, the capital management is summarized as follows:

	2020	2019
Stockholders’ equity	$2,247,408	$2,422,792
Cash and cash equivalents	(142,982)	(512,799)
Stockholders’ equity, net	$2,104,426	$1,909,993

Total financial debt	$182,729	$257,926
Leasing liabilities	355,513	587,359
Overall financing	$538,242	$845,285

Capital-to-overall financing ratio	3.91	2.26